Common Stock	Feb. 06, 2024
Common Stock [Abstract]
Common Stock

3. Common Stock

As of February 6, 2024, the Company has the authority to issue a total of 65,000,000 shares of common stock at a par value of $0.001. As of February 6, 2024, 3,197,975 shares of common stock were issued and outstanding for a nominal consideration, which was received in March 2024, prior to the date the financial statement is available to be issued. Each share of common stock entitles the holder to one vote for each share of common stock held of record by such holder on all matters on which stockholders generally are entitled to vote. The holders of common stock are entitled to receive dividends, if any, as declared by the Company’s Board of Directors. Upon dissolution, liquidation or winding up of the Company, the holders of shares of common stock, subject to the rights of the holders of any outstanding series of preferred stock, shall be entitled to receive the assets of the Company available for distribution to its stockholders ratably in proportion to the number of shares held.